UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31. 2001

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  May 10, 2001

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:          $333,254



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals Inc.  com              009158106     8992   234160 SH       SOLE                    36895            197265
Allstate Insurance             com              020002101    13402   319555 SH       SOLE                    50255            269300
American General Corp          com              026351106     8595   224705 SH       SOLE                    35530            189175
Baker Hughes Inc.              com              057224107     8166   224895 SH       SOLE                    35420            189475
BankAmerica Corp.              com              060505104     9407   171820 SH       SOLE                    26990            144830
Baxter International           com              071813109     9247    98225 SH       SOLE                    15510             82715
Bellsouth Corp                 com              079860102     7990   195260 SH       SOLE                    30795            164465
Boeing                         com              097023105     9867   177105 SH       SOLE                    27850            149255
Bristol Myers Co               com              110122108     3440    57910 SH       SOLE                    11560             46350
Chubb                          com              171232101     8740   120650 SH       SOLE                    19035            101615
Cigna                          com              125509109     7452    69415 SH       SOLE                    10970             58445
Citigroup                      com              172967101    10923   242840 SH       SOLE                    38165            204675
Comerica, Inc. Com.            com              200340107    10053   163465 SH       SOLE                    25625            137840
Compaq                         com              204493100     6413   352390 SH       SOLE                    55455            296935
Dominion Resources             com              25746U109     9471   146905 SH       SOLE                    23255            123650
Electronic Data Systems        com              285661104     8572   153460 SH       SOLE                    24175            129285
Emerson Electric               com              291011104     8235   132830 SH       SOLE                    20910            111920
Federal Home Loan Mortgage Cor com              313400301    10453   161230 SH       SOLE                    25425            135805
Federal National Mtg. Assn.    com              313586109    10281   129155 SH       SOLE                    20370            108785
FleetBoston  Financial Corpora com              339030108     8101   214595 SH       SOLE                    33775            180820
Halliburton Co                 com              406216101     6404   174255 SH       SOLE                    27435            146820
Household International        com              441815107    11301   190760 SH       SOLE                    29950            160810
Johnson & Johnson              com              478160104     7694    87965 SH       SOLE                    13925             74040
Lincoln National               com              534187109     7871   185340 SH       SOLE                    29220            156120
Mattel Inc.                    com              577081102    11653   656865 SH       SOLE                   103725            553140
Merck                          com              589331107     8500   111985 SH       SOLE                    17675             94310
Nike, Inc.                     com              654106103     7306   180165 SH       SOLE                    27540            152625
Phillips Petroleum             com              718507106     8656   157230 SH       SOLE                    24790            132440
SBC Communications             com              78387G103     6932   155320 SH       SOLE                    24495            130825
Schlumberger Ltd.              com              806857108     7730   134175 SH       SOLE                    21115            113060
TJX Companies Inc.             com              872540109     8433   263520 SH       SOLE                    41650            221870
Transocean Sedco Forex         com              G90078109    10271   236940 SH       SOLE                    37329            199611
Tyco International, Ltd.       com              902124106     6837   158165 SH       SOLE                    24950            133215
US Bancorp                     com              902973304    10766   464055 SH       SOLE                    73200            390855
Union Pacific                  com              907818108     8859   157490 SH       SOLE                    24865            132625
Verizon Communications         com              92343V104     7355   149180 SH       SOLE                    23525            125655
Washington Mutual              com              939322103     9889   180615 SH       SOLE                    28450            152165
Wells Fargo & Co.              com              949746101     8999   181910 SH       SOLE                    28710            153200